As filed with the Securities and Exchange Commission on August 1, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedules of Investments.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.1%
Consumer Discretionary - 17.4%
Bravo Brio Restaurant Group, Inc. ^	20,728	$153,802
Cablevision Systems Corp.	16,605	575,861
Carmike Cinemas, Inc. ^	22,307	666,533
CBS Corp.	2,121	117,079
Comcast Corp.	2,305	145,906
D. R. Horton, Inc.	6,368	194,606
DreamWorks Animation SKG, Inc. - Class A ^	42,162	1,696,599
Entravision Communications Corp.	16,454	118,798
Gentex Corp.	3,832	63,535
Gray Television, Inc. ^	10,914	129,003
Imvescor Restaurant Group ^†	1,363,487	2,651,384
Interval Leisure Group, Inc.	586	8,421
Krispy Kreme Doughnuts, Inc. ^	1,356	28,991
Loral Space & Communications, Inc. ^	42,299	1,623,013
Media General, Inc. ^*	8,263	147,412
Meredith Corp.	2,357	116,671
Michael Kors Holdings Ltd. ^†	3,800	162,336
Nexstar Broadcasting Group, Inc. - Class A *	6,115	325,440
PulteGroup, Inc.	8,585	161,055
Scripps Networks Interactive, Inc. - Class A	1,928	124,047
Sinclair Broadcast Group, Inc. - Class A *	9,660	305,546
Starwood Hotels & Resorts Worldwide, Inc.	39,432	2,895,492
TEGNA, Inc.	10,732	246,407
The E.W. Scripps Co. ^*	7,587	127,917
Tribune Media Co.	5,431	218,598
Tumi Holdings, Inc. ^	7,444	199,723
		13,204,175
Consumer Staples - 2.1%
Cal-Maine Foods, Inc. *	2,889	128,561
Darling Ingredients, Inc. ^*	97,198	1,491,989
		1,620,550
Financials - 9.3%
CL Financial, Inc. ^	2,227	53,114
Currency Exchange International Corp. ^†	42,903	850,633
Everest Re Group Ltd. †*	1,433	256,665
Fifth Street Asset Management, Inc. ~	107,322	471,143
Interactive Brokers Group, Inc.	3,426	137,657
Investors Title Co.	9,483	884,384
National Interstate Corp.	12,811	398,294
PNC Financial Services Group, Inc.	2,135	191,595
Stewart Information Services Corp.	42,954	1,598,748
SunTrust Banks, Inc.	2,938	128,743
Tetragon Financial †*	120,000	1,206,000
WhiteHorse Finance, Inc.	69,890	731,049
WisdomTree Investments, Inc.	10,872	134,813
		7,042,838

Health Care - 10.5%
Amgen, Inc. *	1,730	273,254
Anacor Pharmaceuticals, Inc. ^	17,611	1,748,772
Baxalta, Inc.	46,699	2,112,196
Celator Pharmaceuticals, Inc. ^	17,490	526,099
Centene Corp. ^	3,407	212,427
Gilead Sciences, Inc.	2,640	229,839
Humana, Inc.	12,387	2,136,881
Johnson & Johnson *	2,164	243,861
Merck & Co., Inc.	3,247	182,676
Molina Healthcare, Inc. ^*	4,073	197,255
ResMed, Inc.	2,502	147,768
		8,011,028
Industrials - 2.1%
Huntington Ingalls Industries, Inc.	1,109	170,132
Progressive Waste Solutions Ltd. †	40,976	1,295,251
Raytheon Co.	1,174	152,233
Virgin America, Inc. ^	184	10,300
		1,627,916
Information Technology - 15.5%
Activision Blizzard, Inc.	3,247	127,477
Alliance Fiber Optic Products, Inc. ^	4,854	89,896
Check Point Software Technologies Ltd. ^†*	1,710	145,299
Cvent, Inc. ^	34,024	1,218,399
DHI Group, Inc. ^	159,416	1,123,883
Electronic Arts, Inc. ^	1,610	123,567
Fairchild Semiconductor International Co. ^	16,086	319,629
Fortinet, Inc. ^	2,826	96,677
Gigamon, Inc. ^*	4,198	130,768
inContact, Inc. ^	33,939	471,073
KLA-Tencor Corp.	31,365	2,287,449
Lam Research Corp.	1,625	134,566
Microsoft Corp.	2,964	157,092
NICE Systems Ltd. - ADR †	1,528	97,777
NVIDIA Corp. *	10,398	485,795
Opower, Inc. ^	12,773	131,434
Qualcomm, Inc.	2,318	127,305
Qualys, Inc. ^	3,122	97,375
SciQuest, Inc. ^	10,609	187,143
Square, Inc. ^	23,641	225,299
Textura Corp. ^	26,945	700,570
Twitter, Inc. ^	17,275	262,926
USA Technologies, Inc. ^	43,291	190,480
Vishay Precision Group, Inc. ^*	111,612	1,507,878
Yahoo, Inc. ^	35,623	1,351,537
		11,791,294
Materials - 1.1%
Agnico-Eagle Mines Ltd. †*	2,324	104,394
Detour Gold Corporation ^†	3,057	60,526
First Majestic Silver Corp. ^†	4,546	47,369
Franco-Nevada Corp. †	2,983	189,003
Kinross Gold Corp. ^†	14,561	62,030
Newmont Mining Corp. *	3,125	101,281
NovaGold Resources Inc. ^†	11,898	64,011
Silver Standard Resources ^†	5,279	47,669
Silver Wheaton Corp. †	4,909	91,406
Tahoe Resources, Inc. †	6,061	72,308
		839,997

Telecommunication Services - 1.7%
Inteliquent, Inc.	75,095	1,255,588

Utilities - 3.4%
AGL Resources, Inc.	39,824	2,620,419
TOTAL COMMON STOCKS (Cost $44,577,697)		48,013,805

REITS - 0.2%
Financials - 0.2%
Hatteras Financial Corp.	8,517	137,039
TOTAL REITS (Cost $134,671)		137,039

PREFERRED STOCKS - 0.7%
Financials - 0.4%
Eagle Point Credit Co., Inc.	2,500	63,947
Rona, Inc. ^†	11,980	188,194
		252,141
Health Care - 0.2%
AdCare Health Systems, Inc.	7,636	164,174

Industrials - 0.1%
General Finance Corp.	1,000	78,010
TOTAL PREFERRED STOCKS (Cost $462,085)		494,325

	Principal
	Amount
CONVERTIBLE BONDS - 0.8%
CorEnergy Infrastructure Trust, Inc. - Senior Convertible Note, 7.000%, 06/15/2020	635,000	592,534
TOTAL CONVERTIBLE BONDS (Cost $563,374)		592,534

CORPORATE BONDS - 0.6%
Era Group, Inc., 7.750%, 12/15/2022	500,000	425,000
TOTAL CORPORATE BONDS (Cost $402,614)		425,000
	Shares
EXCHANGE-TRADED FUNDS - 1.0%
ProShares Short Russell 2000 ^	13,100	777,747
TOTAL EXCHANGE-TRADED FUNDS (Cost $814,511)		777,747

CLOSED-END MUTUAL FUNDS - 2.7%
American Capital Ltd. ^	61,710	991,063
Medley Capital Corp.	101,250	658,125
Saratoga Investment Corp.	24,434	400,473
TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,930,414)		2,049,661

PURCHASED OPTIONS - 0.6%	Contracts
Call Options - 0.2%
Gold Futures Option (CMX)
Expiration: January 2017, Exercise Price: $1,230.00	16	98,560
Silver Option
Expiration: November 2016, Exercise Price: $15.50	8	58,920
Total Call Options		157,480

Put Options - 0.4%
Deutsche X-Trackers Harvest CSI300 China - Class A
Expiration: January 2017, Exercise Price: $30.00	123	94,095
iShares China Large-Cap ETF
Expiration: June 2016, Exercise Price: $38.00	180	79,200
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: September 2016, Exercise Price: $120.00	110	31,625
iShares MSCI South Korea Capped ETF
Expiration: January 2017, Exercise Price: $48.00	140	40,320
SPDR S&P 500 ETF

Expiration: June 2016, Exercise Price: $208.00	150	39,150
30-Year U.S. Treasury Bond Futures Option
Expiration: August 2016, Exercise Price: $160.00	17	30,281
Total Put Options		314,671
TOTAL PURCHASED OPTIONS (Cost $648,390)		472,151
	Shares
SHORT-TERM INVESTMENTS - 30.7%
MONEY MARKET FUNDS - 30.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.33% +	23,370,631	23,370,631
TOTAL SHORT-TERM INVESTMENTS (Cost $23,370,631)		23,370,631
TOTAL INVESTMENTS (Cost $72,904,387) - 100.4%		76,332,893
Liabilities in Excess of Other Assets - (0.4)%		(269,850)
TOTAL NET ASSETS - 100.0%		$76,063,043

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2016
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market.
As of May 31, 2016, the value of these securities was $471,143 or 0.62% of total net assests.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Securities Sold Short
May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS - 24.9%
Consumer Discretionary - 5.7%
Cavco Industries, Inc.	1,665	$165,368
Chipotle Mexican Grill, Inc.	217	95,905
Chuy's Holdings, Inc.	5,497	181,126
Core Mark Holding Co., Inc.	3,674	314,568
JD.com, Inc. - ADR †	1,237	30,442
Goeasy Ltd. †	5,000	72,521
Marriott International, Inc.	31,544	2,083,166
Melco Crown Entertainment Ltd. - ADR †	6,877	99,510
Motorcar Parts of America, Inc.	4,884	146,325
Netflix, Inc.	1,668	171,087
Pool Corporation	3,300	302,181
Ulta Salon, Cosmetics & Fragrance, Inc.	1,402	326,680
V. F. Corp.	627	39,075
Wayfair, Inc.	5,290	217,842
Wynn Resorts Ltd.	1,240	119,263
		4,365,059
Consumer Staples - 0.9%
Amplify Snack Brands	20,720	270,396
Blue Buffalo Pet Products, Inc.	11,180	288,891
John B. Sanfilippo & Son, Inc.	2,124	100,508
		659,795
Energy - 1.7%
Apache Corp.	1,749	99,938
Carrizo Oil & Gas, Inc.	2,804	107,954
Cheniere Energy, Inc.	5,383	172,956
China Petroleum & Chemical Corp. - ADR †	1,764	120,393
CNOOC Ltd. - ADR †	1,014	121,112
Concho Resources, Inc.	550	66,737
Continental Resources, Inc.	1,677	70,534
Diamondback Energy, Inc.	720	65,484
Laredo Petroleum, Inc.	7,998	96,856
Matador Resources Co.	2,762	62,752
PetroChina Co. Ltd. - ADR †	1,696	116,210
Pioneer Natural Resources Co.	399	63,968
WPX Energy, Inc.	10,707	110,175
		1,275,069
Financials - 2.7%
Bank Of The Ozarks, Inc.	5,498	213,927
BlackRock, Inc.	145	52,758
BofI Holding, Inc.	16,820	315,711
China Life Insurance Co. Ltd. - ADR †	5,443	60,853
Enova International, Inc.	39,448	287,182
Home Capital Group, Inc. †	8,000	212,544
National Bank Of Canada †	8,300	275,453
Primerica, Inc.	5,400	302,994
WestPac Banking Corp. - ADR †	13,471	296,901
		2,018,323

Health Care - 4.7%
Aetna, Inc.	10,284	1,164,457
Align Technology, Inc.	2,755	217,177
Athenahealth, Inc.	2,375	301,316
Computer Programs and Systems, Inc.	4,853	200,672
Mallinckrodt Public Limited Co. †	2,028	128,494
Prestige Brands Holdings, Inc.	4,564	246,639
Shire PLC - ADR †	6,921	1,288,413
		3,547,168
Industrials - 3.9%
AAON, Inc.	7,162	196,525
Advanced Drainage Systems, Inc.	9,825	238,846
American Railcar Industries, Inc.	6,482	257,206
Avis Budget Group	4,695	140,850
Badger Daylighting Ltd. †	7,674	140,331
Caterpillar, Inc.	1,599	115,944
Clean Harbors, Inc.	1,202	61,891
Deere & Co.	1,465	120,555
Energy Recovery, Inc.	1,227	13,190
Genesee & Wyo, Inc.	1,659	99,656
Kratos Defense & Security Solutions, Inc.	25,091	104,880
Navistar International Corp.	6,495	73,069
Ryder System, Inc.	1,845	128,449
Waste Connections, Inc.	19,734	1,291,985
		2,983,377
Information Technology - 4.5%
21Vianet Group, Inc. - ADR †	1,521	22,085
Alibaba Group Holding Ltd. - ADR †	16,862	1,382,684
Brocade Communications Systems, Inc.	1	9
Diebold, Inc.	1,510	39,034
Electronics For Imaging, Inc.	5,200	227,916
Lam Research Corp.	15,683	1,298,709
Mindbody, Inc.	7,500	100,425
Mitek Systems, Inc.	40,000	363,600
SouFun Holdings Ltd. - ADR †	5,288	28,714
		3,463,176
Materials - 0.8%
BHP Billiton Ltd. - ADR †	4,381	118,155
Chemours Co.	31,770	276,717
Freeport-McMoRan Copper & Gold, Inc.	12,221	135,409
Teck Resources Ltd. †	5,374	51,751
Vale SA - ADR †	11,691	45,946
		627,978
TOTAL COMMON STOCKS (Proceeds $18,432,617)		18,939,945

EXCHANGE-TRADED FUNDS - 4.4%
Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	10,393	251,718
iShares FTSE China 25 Index	19,597	659,439
iShares MSCI Australia Index Fund	46,780	909,871
iShares MSCI China	6,239	263,598
SPDR Barclays Capital High Yield Bond ETF	25,430	895,899
Utilities Select Sector SPDR	7,750	380,913
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,518,633)		3,361,438

CLOSED-END MUTUAL FUNDS - 0.2%
Prospect Capital Corp.	19,200	144,192
TOTAL CLOSED-END MUTUAL FUNDS (Proceeds $119,339)		144,192

REITS - 0.5%
Financials - 0.5%
Annaly Capital Management, Inc.	8,427	89,158
Macerich Co.	1,294	98,758
Simon Property Group, Inc.	488	96,448
Ventas, Inc.	973	64,539
TOTAL REITS (Proceeds $336,246)		348,903
TOTAL SECURITIES SOLD SHORT (Proceeds $22,406,835) - 30.0%		$22,794,478

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Options Written
May 31, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
Anacor Pharmaceuticals, Inc.
Expiration: August 2016, Exercise Price: $100.00	8	$640
Darling Ingredients, Inc.
Expiration: January 2017, Exercise Price: $17.00	500	51,250
TOTAL OPTIONS WRITTEN (Premiums received $47,334)		$51,890

Vivaldi Orinda Macro Opportunities Fund
Schedule of Futures Contracts
May 31, 2016 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Long Futures
Gold Futures	5	611,550	December 2016	$(38,003)
Natural Gas Futures	5	114,400	July 2016	235
Natural Gas Futures	5	119,150	August 2016	10,835
Natural Gas Futures	3	73,140	September 2016	4,221
Natural Gas Futures	5	126,450	October 2016	11,535
Natural Gas Futures	2	62,520	January 2017	2,754
Silver Futures	4	322,200	December 2016	(25,110)
				$(33,533)

Short Futures
Australian Dollar Currency Futures	(12)	(865,560)	June 2016	$29,627
BP Currency Futures	(10)	(904,875)	September 2016	(6,059)
Canadian Dollar Currency Futures	(6)	(456,960)	September 2016	9,723
Euro FX Currency Futures	(9)	(1,256,456)	September 2016	23,506
Japanese Yen Currency Futures	(11)	(1,247,881)	September 2016	12,445
New Zealand Dollar Currency Futures	(11)	(742,390)	June 2016	1,610
30-Year U.S. Treasury Bond Futures	(10)	(1,633,125)	September 2016	(9,707)
				$61,145

As of May 31, 2016, initial margin deposits of $300,981 have been pledged in connection with the open futures contracts.

Orinda Income Opportunities Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Financials - 0.0%
RMR Group, Inc. *	1,239	$36,724
TOTAL COMMON STOCKS (Cost $14,697)		36,724

REITS - 40.5%
Financials - 40.5%
American Capital Agency Corp.	90,000	1,700,100
Apollo Commercial Real Estate Finance, Inc. *	179,520	2,910,019
Arbor Realty Trust, Inc.	10,000	69,800
Ashford Hospitality Trust, Inc. - Series D Cumulative Preferred *	350,028	8,701,696
Ashford Hospitality Trust, Inc. - Series E Cumulative Preferred *	199,970	5,025,246
Bluerock Residential Growth REIT, Inc. - Class A *	304,982	3,641,485
Bluerock Residential Growth REIT, Inc. - Series A Redeemable Preferred *	162,520	4,214,144
CBL & Associates Properties, Inc. - Series D Cumulative Preferred *	243,730	6,017,694
City Office REIT, Inc. *	281,337	3,311,336
DuPont Fabros Technology, Inc. - Series A Cumulative Preferred *	62,436	1,579,631
DuPont Fabros Technology, Inc. - Series B Cumulative Preferred *	159,280	4,060,047
First Potomac Realty Trust - Series A Cumulative Preferred *	5,532	140,513
Global Net Lease, Inc. *	363,272	2,967,932
Independence Realty Trust, Inc. *	468,135	3,651,453
Invesco Mortgage Capital, Inc.	27,506	395,536
iStar Financial, Inc. - Series D Cumulative Preferred *~	161,180	3,787,730
iStar Financial, Inc. - Series E Cumulative Preferred *	162,290	3,748,899
iStar Financial, Inc. - Series F Cumulative Preferred *	137,787	3,159,456
iStar Financial, Inc. - Series I Cumulative Preferred	58,808	1,308,478
Monmouth Real Estate Investment Corp. - Series B Cumulative Preferred	48,750	1,273,838
New York REIT, Inc. *	488,512	4,460,115
Northstar Realty Finance Corp. - Series B Cumulative Preferred	38,335	925,790
RAIT Financial Trust	62,500	1,506,875
RAIT Financial Trust - Series A Cumulative Preferred	85,795	1,799,979
RAIT Financial Trust - Series B Cumulative Preferred	29,496	643,013
RAIT Financial Trust - Series C Cumulative Preferred	30,487	690,835
RAIT Financial Trust - Unsecured *	134,548	2,943,910
Sabra Health Care REIT, Inc.	22,750	476,385
Select Income REIT *	226,691	5,583,399
STAG Industrial, Inc.	47,396	1,011,905
VEREIT, Inc.	80,000	767,200
Wheeler Real Estate Investment Trust, Inc.	2,357,614	3,559,997
Whitestone REIT *	241,559	3,304,527
WP Glimcher, Inc.	75,000	766,500
TOTAL REITS (Cost $89,804,914)		90,105,463

CONVERTIBLE PREFERRED STOCKS - 6.8%
Financials - 6.8%
Colony Capital, Inc. - Series C Cumulative Preferred *	313,264	7,396,163
EPR Properties - Series E Convertible Preferred *	32,873	1,139,707
FelCor Lodging Trust, Inc. - Series A Convertible Preferred *	266,409	6,710,843
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,822,356)		15,246,713

PREFERRED STOCKS - 61.6%
Consumer Discretionary - 1.7%
M/I Homes, Inc. - Series A Non-Cumulative Preferred *	78,073	1,942,456
TravelCenters of America LLC - Senior Unsecured, 8.00%, 12/15/2029	46,665	1,168,958
TravelCenters of America LLC - Senior Unsecured, 8.00%, 10/15/2013	6,347	158,675
TravelCenters of America LLC - Senior Unsecured, 8.25%	21,319	547,259
		3,817,348

Energy - 0.2%
Tsakos Energy Navigation Ltd. - Series D Perpetual Preferred †	22,050	496,125

Financials - 59.0%
AG Mortgage Investment Trust, Inc. - Series A Cumulative Preferred	15,922	396,458
AG Mortgage Investment Trust, Inc. - Series B Cumulative Preferred	10,819	260,738
American Capital Agency Corp. Depositary Shares 1/1000 - Series B Cumulative Preferred *	123,583	3,113,056
American Homes 4 Rent ^	135,000	3,450,600
AmTrust Financial Services, Inc. - Series B Non-Cumulative Preferred	59,399	1,503,389
AmTrust Financial Services, Inc. - Series D Non-Cumulative Preferred	41,000	1,044,680
Annaly Capital Management, Inc. - Series C Cumulative Preferred	42,992	1,088,557
Annaly Capital Management, Inc. - Series D Cumulative Preferred *	80,764	2,035,253
Apollo Commercial Real Estate Finance, Inc. - Series A Cumulative Preferred	91,680	2,354,342
Apollo Residential Mortgage, Inc. - Series A Cumulative Preferred *	382,290	9,346,990
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,503,600
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,143,109
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	486,228
Arbor Realty Trust, Inc. - Series C Cumulative Preferred *~	82,507	2,087,427
Banc Of California, Inc. - Series D Non-Cumulative Preferred *	56,225	1,495,585
Banc Of California, Inc. - Series E Non-Cumulative Preferred	30,984	802,176
Capstead Mortgage Corp. - Series E Cumulative Preferred	56,000	1,364,720
Cedar Realty Trust, Inc. - Series B Cumulative Preferred *	29,685	781,012
Chesapeake Lodging Trust - Series A Cumulative Preferred *	128,251	3,356,329
Citigroup, Inc.	32,100	834,279
Colony Capital, Inc. - Series A Cumulative Preferred *	236,958	6,160,908
Colony Capital, Inc. - Series B Cumulative Preferred	82,105	2,034,562
Corporate Office Properties Trust - Series L Cumulative Preferred *	86,643	2,244,920
CYS Investments, Inc. - Series B Cumulative Preferred *	91,317	2,168,779
Dupont Fabros Technology, Inc. - Preferred Series C ^*	100,000	2,574,000
Global Indemnity PLC †	38,553	952,645
Gramercy Property Trust	600	16,071
Hatteras Financial Corp. - Series A Cumulative Preferred *	112,046	2,789,945
Hersha Hospitality Trust ^	120,000	2,977,200
Hersha Hospitality Trust - Series B Cumulative Preferred *	222,859	5,640,561
Invesco Mortgage Capital, Inc. - Series A Cumulative Preferred	81,453	2,014,333
Invesco Mortgage Capital, Inc. - Series B Cumulative Preferred *	163,097	3,987,722
Investors Real Estate Trust - Series B Cumulative Preferred	67,726	1,790,675
iStar Financial, Inc. - Series G Cumulative Preferred, 7.65%	23,597	531,404
Kemper Corp. - Subordinated	12,933	362,124
Kennedy-Wilson Holdings, Inc. - Senior Unsecured *	56,610	1,453,745
KKR & Co. LP	60,000	1,558,800
KKR Financial Holdings LLC - Series A Cumulative Preferred *	62,412	1,652,670
Lasalle Hotel Properties ^	175,000	4,408,250
LaSalle Hotel Properties - Series H Cumulative Preferred	45,544	1,155,907
MFA Financial, Inc. - Series B Cumulative Preferred *	64,075	1,626,223
National General Holdings Corp. - Series B Non-Cumulative Preferred	36,095	937,748
National General Holdings Corp. - Subordinated *	88,542	2,206,467
Northstar Realty Finance Corp. - Series C Cumulative Preferred *	196,590	4,857,739
Northstar Realty Finance Corp. - Series D Cumulative Preferred *	162,447	3,905,226
Northstar Realty Finance Corp. - Series E Cumulative Preferred *	379,888	9,318,653
Pebblebrook Hotel Trust - Series B Cumulative Preferred *	45,959	1,178,848
Pennsylvania Real Estate Investment Trust - Series A Cumulative Preferred *	143,148	3,761,929

Public Storage ^	40,000	1,000,000
Resource Capital Corp. - Series B Cumulative Preferred	41,000	829,840
Resource Capital Corp. - Series C Cumulative Preferred *	155,942	3,220,202
Retail Properties of America, Inc. - Series A Cumulative Preferred	36,282	952,403
Stag Industrial, Inc. ^	51,800	1,372,700
Summit Hotel Properties - Series A Cumulative Preferred *	42,722	1,097,528
Sunstone Hotel Investors, Inc. ^	40,000	1,043,000
UMH Properties, Inc.	37,650	990,195
VEREIT, Inc. - Series F Cumulative Preferred *	182,077	4,768,597
WP Glimcher, Inc. - Series H Cumulative Preferred *	89,044	2,289,321
W.R. Berkley Corp. ^	40,000	1,003,752
		131,284,120
Telecommunication Services - 0.7%
United States Cellular Corp.	56,846	1,457,532
TOTAL PREFERRED STOCKS (Cost $133,529,324)		137,055,125

	Principal
	Amount
MORTGAGE-BACKED SECURITIES - 0.4%
FREMF Mortgage Trust, Series 2015-K721, 3.681%, 11/25/2047 √×~	1,000,000	827,236
TOTAL MORTGAGE-BACKED SECURITIES (Cost $810,079)		827,236

CONVERTIBLE BONDS - 1.7%
CorEnergy Infrastructure Trust, Inc. - Senior Convertible Note, 7.000%, 06/15/2020	1,000,000	933,125
Resource Capital Corp., 6.000%, 12/01/2018	3,000,000	2,865,000
TOTAL CONVERTIBLE BONDS (Cost $3,457,649)		3,798,125

CORPORATE BONDS - 0.9%
Bank Of America Corp., 6.100%, 12/29/2049 √	1,000,000	1,025,312
Deutsche Bank AG, 7.500%, 12/29/2049 √ †	600,000	532,560
The Bank Of New York Mellon Corp., 4.950%, 12/29/2049 √	500,000	502,500
TOTAL CORPORATE BONDS (Cost $2,091,252)		2,060,372
	Shares
SHORT-TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.5%
Fidelity Institutional Money Market Portfolio - Class I, 0.33% +	1,052,268	1,052,268
TOTAL SHORT-TERM INVESTMENTS (Cost $1,052,268) - 0.5%		1,052,268
TOTAL INVESTMENTS (Cost $245,582,539) - 112.4%		250,182,026
Liabilities in Excess of Other Assets - (12.4)%		(27,616,565)
TOTAL NET ASSETS - 100.0%		$222,565,461

Percentages are stated as a percent of net assets.

^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2016.
√	Variable rate security. The rate shown represents the rate at May 31, 2016.
×	Restricted security as defined in Rule 144a under the Securities Act of 1933.
Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At May 31,
2016, the market value of these securities total $827,236 which represents 0.4%
of total net assets.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market.
As of May 31, 2016, the value of these securities was $6,702,393 or 3.01% of total net assests.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Financials - 0.0%
National General Holdings Corp.	5,000	$103,650
TOTAL COMMON STOCKS (Proceeds $110,029)		103,650

EXCHANGE-TRADED FUNDS 3.9%
Vanguard Index Funds REIT ETF	102,640	8,589,942
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $8,472,337)		8,589,942

REITS - 0.6%
Financials - 0.6%
American Homes 4 Rent	14,000	256,760
Camden Property Trust	7,500	639,075
National Storage Affiliates Trust	25,183	525,065
TOTAL REITS (Proceeds $1,366,504)		1,420,900
TOTAL SECURITIES SOLD SHORT (Proceeds $9,948,870) - 4.5%		$10,114,492

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows:

	Vivaldi Orinda	Orinda
	Macro Opps*	Income Opps*

Cost of investments	$73,242,051	$246,917,879
Gross unrealized appreciation	4,020,937	9,585,211
Gross unrealized depreciation	(930,095)	(6,321,064)
Net unrealized appreciation (depreciation)	$3,090,842	$3,264,147

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at May 31, 2016 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded a hiera rchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds,  closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value heirarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of May 31, 2016:

Vivaldi Orinda Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$13,204,175	$-	$-	$13,204,175
Consumer Staples	1,620,550	-	-	1,620,550
Financials	7,042,838	-	-	7,042,838
Health Care	8,011,028	-	-	8,011,028
Industrials	1,627,916	-	-	1,627,916
Information Technology	11,791,294	-	-	11,791,294
Materials	839,997	-	-	839,997
Telecommunications Services	1,255,588	-	-	1,255,588
Utilities	2,620,419	-	-	2,620,419
Total Common Stock	48,013,805	-	-	48,013,805
REITs	137,039	-	-	137,039
Preferred Stocks
Financials	252,141	-	-	252,141
Health Care	164,174	-	-	164,174
Industrials	78,010	-	-	78,010
Total Preferred Stocks	494,325	-	-	494,325
Convertible Bonds	-	592,534	-	592,534
Corporate Bonds	-	425,000	-	425,000
Exchange-Traded Funds	777,747	-	-	777,747
Closed-End Mutual Funds	2,049,661	-	-	2,049,661
Purchased Options
Call Options	157,480	-	-	157,480
Put Options	163,526	151,145	-	314,671
Total Purchased Options	321,006	151,145	-	472,151
Short-Term Investments	23,370,631	-	-	23,370,631
Total Investments in Securities	$75,164,214	$1,168,679	$-	$76,332,893
Securities Sold Short	$22,794,478	$-	$-	$22,794,478
Written Options
Call Options	$640	$51,250	$-	$51,890
Total Written Options	$640	$51,250	$-	$51,890
Other Financial Instruments*
Long Futures Contracts	$(33,533)	$-	$-	$(33,533)
Short Futures Contracts	$61,145	$-	$-	$61,145
Total Other Financial Instruments	$27,612	$-	$-	$27,612

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers into Level 1	$330,913
Transfers out of Level 1	$-
Net transfers in and/or out of Level 1	$330,913

Transfers into Level 2	$-
Transfers out of Level 2	$(330,913)
Net transfers in and/or out of Level 2	$(330,913)

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at May 31, 2016, the end of the reporting period. The Macro Opportunities Fund transferred $330,913 from level 2 to level 1 at May 31, 2016 because these securities were now being priced at the official close. There were no level 3 securities held in the Macro Opportunities Fund on May 31, 2016.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of May 31, 2016:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Financials	$36,724	$-	$-	$36,724
Total Common Stock	36,724	-	-	36,724
REITs	90,105,463	-	-	90,105,463
Convertible Preferred Stocks	15,246,713	-	-	15,246,713
Preferred Stocks
Consumer Discretionary	3,817,348	-	-	3,817,348
Energy	496,125	-	-	496,125
Financials	128,735,069	2,549,051	-	131,284,120
Telecommunication Services	1,457,532	-	-	1,457,532
Total Preferred Stocks	134,506,074	2,549,051	-	137,055,125
Mortgage-Backed Securities	-	827,236	-	827,236
Convertible Bonds	-	3,798,125	-	3,798,125
Corporate Bonds	-	2,060,372	-	2,060,372
Short-Term Investments	$1,052,268	$-	$-	$1,052,268
Total Investments in Securities	$240,947,242	$9,234,784	$-	$250,182,026
Securities Sold Short	$10,114,492	$-	$-	$10,114,492

Transfers into Level 1	$8,751,152
Transfers out of Level 1	$(486,228)
Net transfers in and/or out of Level 1	$8,264,924

Transfers into Level 2	$486,228
Transfers out of Level 2	$(8,751,152)
Net transfers in and/or out of Level 2	$(8,264,924)

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at May 31, 2016, the end of the reporting period. The Income Opportunities Fund transferred $8,751,152 from level 2 to level 1 because these securities were now being priced at the official close. The Income Opportunities Fund transferred $486,228 from level 1 to level 2 at May 31,
2016 because the securities were priced at the mean between the bid and ask spread. There were no level 3 securities held in the Income
Opportunities Fund as of May 31, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for
Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the
ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Derivatives Transactions

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds' results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market values of purchased and written options during the period ended May 31, 2016 for the Macro OpportunitiesFund were $579,032 and $17,297, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended May 31, 2016 were $1,462,146 and $4,789,640, respectively.

Vivaldi Orinda Macro Opportunities Fund
Transactions in written options contracts for the period ended May 31, 2016 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$ -
Options written	(520)	(48,316)
Options closed	-	-
Options exercised	-	-
Options expired	12	982
Outstanding at May 31, 2016	(508)	$ (47,334)

Values of Derivative Instruments as of May 31, 2016 for the Vivaldi Orinda Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Commodity Contracts - Options	Investments, at fair value	$157,480	Options written, at value	$51,890
Equity Contracts - Options	Investments, at fair value	$284,390	N/A	$-
Interest Rate Contracts - Options	Investments, at fair value	$30,281	N/A	$-
Commodity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$29,580	Net Assets - unrealized depreciation on futures contracts	$63,113
Foreign Exchange Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$76,911	Net Assets - unrealized depreciation on futures contracts	$6,059
Interest Rate Contracts - Futures*	N/A	$-	Net Assets - unrealized depreciation on futures contracts	$9,707
Total		$578,642		$130,769
*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
            Douglas G. Hess, President

Date  7/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/29/2016

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 7/29/2016

* Print the name and title of each signing officer under his or her signature.